LOANS, FINANCING AND DEBENTURES - Movements of Provision for Guarantees (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Changes in guarantees
Provision for Guarantee at beginning of period	R$ 425,809	R$ 459,004
Update	7,229	10,631
Write-offs	(286)	(27,594)
Provision for Guarantee at end of period	R$ 432,752	R$ 442,041